UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hanlon Investment Management, Inc.
Address: 3393 Bargaintown Road, Suite 200
         Egg Harbor Township, NJ  08234

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Hanlon IV
Title:     CEO
Phone:     609-601-1200

Signature, Place, and Date of Signing:

 /s/ John Hanlon IV     Egg Harbor Township, NJ     February 05, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $270,848 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAPE BANCORP INC               COM              139209100     1304   153407 SH       SOLE                   153407        0        0
CHEVRON CORP NEW               COM              166764100      415     4553 SH       SOLE                     4553        0        0
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL   23129U101     8069    78599 SH       SOLE                    78599        0        0
CURRENCYSHARES CDN DLR TR      CDN DOLLAR SHS   23129X105     7862    78979 SH       SOLE                    78979        0        0
CURRENCYSHARES SWISS FRANC T   SWISS FRANC SH   23129V109     8035    75643 SH       SOLE                    75643        0        0
DREYFUS STRATEGIC MUNS INC     COM              261932107      234    30000 SH       SOLE                    30000        0        0
EXXON MOBIL CORP               COM              30231G102      239     3264 SH       SOLE                     3264        0        0
GENERAL ELECTRIC CO            COM              369604103      195    10653 SH       SOLE                    10653        0        0
ISHARES INC                    MSCI TAIWAN      464286731     5814   372197 SH       SOLE                   372197        0        0
ISHARES TR                     S&P 100 IDX FD   464287101     5634    99421 SH       SOLE                    99421        0        0
ISHARES TR                     S&P 500 VALUE    464287408     5651    94825 SH       SOLE                    94825        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     5647    87053 SH       SOLE                    87053        0        0
ISHARES TR                     S&P MC 400 GRW   464287606     5709    56677 SH       SOLE                    56677        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     5125    89508 SH       SOLE                    89508        0        0
ISHARES TR                     RUSSELL 2000     464287655      313     4000 SH       SOLE                     4000        0        0
ISHARES TR                     MSCI ACWI INDX   464288257     5712   122283 SH       SOLE                   122283        0        0
ISHARES TR                     HIGH YLD CORP    464288513    30161   334045 SH       SOLE                   334045        0        0
ISHARES TR                     BARCLYS SH TREA  464288679    12808   116183 SH       SOLE                   116183        0        0
ISHARES TR                     DJ HOME CONSTN   464288752     5562   421987 SH       SOLE                   421987        0        0
ISHARES TR                     DJ OIL EQUIP     464288844     5772   102433 SH       SOLE                   102433        0        0
PENN NATL GAMING INC           COM              707569109      636    18098 SH       SOLE                    18098        0        0
PIMCO ETF TR                   ENHAN SHRT MAT   72201R833    12596   125071 SH       SOLE                   125071        0        0
PIMCO HIGH INCOME FD           COM SHS          722014107     1983   156000 SH       SOLE                   156000        0        0
PIONEER MUN HIGH INCOME ADV    COM              723762100      373    30000 SH       SOLE                    30000        0        0
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408     5820   179914 SH       SOLE                   179914        0        0
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107     7679   338116 SH       SOLE                   338116        0        0
PROSHARES TR                   PSHS ULTRUSS2000 74347R842      342     8000 SH       SOLE                     8000        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849    25542   577210 SH       SOLE                   577210        0        0
RAIT FINANCIAL TRUST           COM              749227104      110    50000 SH       SOLE                    50000        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     5606   177955 SH       SOLE                   177955        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308     5594   190851 SH       SOLE                   190851        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      333     2400 SH       SOLE                     2400        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     5807   188285 SH       SOLE                   188285        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417    30730   773867 SH       SOLE                   773867        0        0
SPDR SERIES TRUST              OILGAS EQUIP     78464A748     5694   155113 SH       SOLE                   155113        0        0
SPDR SERIES TRUST              SPDR KBW INS ETF 78464A789     5684   132105 SH       SOLE                   132105        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     5596   321785 SH       SOLE                   321785        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     5636   105674 SH       SOLE                   105674        0        0
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     5601   132667 SH       SOLE                   132667        0        0
WISDOMTREE TRUST               EQTY INC ETF     97717W208     5560   142901 SH       SOLE                   142901        0        0
WISDOMTREE TRUST               BRAZILN RL ETF   97717W240     8052   303264 SH       SOLE                   303264        0        0
WISDOMTREE TRUST               LARGECAP DIVID   97717W307     5613   121767 SH       SOLE                   121767        0        0
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